Share Based Payment - Schedule of Share-Based Expense Recognized in the Statements of Operation (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense		$ 306	$ 306
Share-based compensation expense - Research and development [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense		18	154
Share-based compensation expense - General and administrative [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	[1]	$ 288	$ 152

[1]	Including $275 thousands in respect with RSUs granted to service providers in March 2025, see Note 4 above.